Financial Statements - Consolidated Income Statements - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Statement Abstract
Interest Income (Income Statement)		€ 31,061,000,000	€ 29,831,000,000		€ 29,296,000,000
Interest Expenses		(12,859,000,000)	(12,239,000,000)		(11,537,000,000)
NET INTEREST INCOME		18,202,000,000	17,591,000,000		17,758,000,000
Dividend income		162,000,000	157,000,000		334,000,000
investments in entities accounted for using the equity method		(42,000,000)	(7,000,000)		4,000,000
Fee And commission income (Income Statement)		7,522,000,000	7,132,000,000		7,150,000,000
Fee and commission expense (Income Statement)		2,489,000,000	2,253,000,000		2,229,000,000
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)		239,000,000	216,000,000		985,000,000
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)		451,000,000	707,000,000		218,000,000
Gains Losses On Financial Assets Not Designated As Held For Sale Through Profit Or Loss Mandatorily Measured At Fair Value		143,000,000	96,000,000
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)		(94,000,000)	143,000,000		(56,000,000)
Gains or losses from hedge accounting net (Income Statement)		59,000,000	72,000,000		(209,000,000)
Exchange differences (Income Statement)		586,000,000	(9,000,000)		1,030,000,000
Other operating income (Income Statement)		671,000,000	949,000,000		1,439,000,000
Other operating expenses (Income Statement)		2,006,000,000	2,101,000,000		2,223,000,000
Income on insurance and reinsurance contracts (Income Statement)		2,890,000,000	2,949,000,000		3,342,000,000
Expenses on insurance and reinsurance contracts (Income Statement)		(1,751,000,000)	(1,894,000,000)		(2,272,000,000)
GROSS INCOME		24,542,000,000	23,747,000,000		25,270,000,000
Administration Cost		(10,303,000,000)	(10,494,000,000)		(11,112,000,000)
Employee Benefits Expense		6,340,000,000	6,120,000,000		6,571,000,000
Administrative Expense		3,963,000,000	4,374,000,000		4,541,000,000
Total depreciation expense		(1,599,000,000)	(1,208,000,000)		(1,387,000,000)
Provisions or reversal of provisions		617,000,000	373,000,000		745,000,000
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Income Statement)		4,151,000,000	3,981,000,000		4,803,000,000
Financial assets measured at amortized cost, impairment or reversal of impairment		(4,069,000,000)	(3,980,000,000)		(3,676,000,000)
Financial Assets Fair Value Through Other Comprehensive Income		(82,000,000)	(1,000,000)		(1,127,000,000)
NET OPERATING INCOME		7,872,000,000	7,691,000,000		7,222,000,000
Impairment Or Reversal Of Impairment Investments In Subsidiaries Joint Ventures And Associates		(46,000,000)	0		0
Impairment Or Reversal Of Impairment On Non Financial Assets		(1,447,000,000)	(138,000,000)		(364,000,000)
Tangible assets, impairment or reversal of impairment		94,000,000	5,000,000		42,000,000
Intangible assets, impairment or reversal of impairment	[1]	1,330,000,000	83,000,000		16,000,000
Other non-financial assets, impairment or reversal of impairment		23,000,000	51,000,000		306,000,000
Disposal of tangible assets and other, gains		(3,000,000)	78,000,000		47,000,000
Negative GoodWill Recognised On Profit And Loss		0	0		0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Income Statement)		21,000,000	815,000,000		26,000,000
Operating Profit Before Tax		6,398,000,000	8,446,000,000		6,931,000,000
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(2,053,000,000)	(2,219,000,000)		(2,174,000,000)
PROFIT FROM CONTINUING OPERATIONS		4,345,000,000	6,227,000,000		4,757,000,000
Profit from discontinued operations net (Income Statement)		0	0	[2]	0	[2]
Profit		4,345,000,000	6,227,000,000		4,757,000,000
Attributable to owners of the parent		833,000,000	827,000,000		1,243,000,000
Profit Loss Attributable To Non controlling Interests		€ 3,512,000,000	€ 5,400,000,000		€ 3,514,000,000
Basic Earnings Loss Per Share	[3]	€ 0.47	€ 0.75	[4]	€ 0.46	[4]
Basic Earnings Loss Per Share From Continuing Operations		0.47	0.75	[4]	0.46	[4]
Diluted Earnings Loss Per Share From Continuing Operations		0.47	0.75	[4]	0.46	[4]
Basic Earnings Loss Per Share From Discontinued Operations		0	0	[4]	0	[4]
Diluted Earnings Loss Per Share From Discontinued Operations		€ 0	€ 0	[4]	€ 0	[4]

[1]	(*) The balance of 2019 mainly corresponds to the impairment of the CGU in The United States (see Note 18).
[2]	(4) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3)
[3]

(*) In 2019 the weighted average number of shares outstandi ng was 6,668 million (6,668 million and 6,642 million in 2018 and 2017, respectively) and the adjustment of additional Tier 1 securities amounted to €419 million (€447 and €430 million in 2018 and 2017, respectively).

[4]	(4) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3)